Equity (Details)						9 Months Ended		12 Months Ended
	Sep. 15, 2022 USD ($) $ / shares	Jun. 15, 2022 USD ($) $ / shares	Mar. 25, 2022 USD ($) $ / shares	Jan. 07, 2021 USD ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital						$ 11,605,512		$ 11,240,000
Ordinary shares subscribed and disbursed (in shares) | shares						116,055,126
Nominal value per share (in dollars per share) | $ / shares						$ 0.1
Voting right per share | Vote						1
Liability reclassified to equity						$ 9,000,000
Reduction of share premium							$ 0
Treasury shares held (in shares) | shares						0		0
Number of treasury share transactions in the period (in shares) | shares						0		0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date						Feb. 25, 2022
Dividend paid date						Mar. 25, 2022
Dividends paid (in dollars per share) | $ / shares			$ 0.44
Dividends paid			$ 49,700,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date						May 05, 2022
Dividend paid date						Jun. 15, 2022
Dividends paid (in dollars per share) | $ / shares		$ 0.44
Dividends paid		$ 50,300,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date						Aug. 02, 2022
Dividend paid date						Sep. 15, 2022
Dividends paid (in dollars per share) | $ / shares	$ 0.445
Dividends paid	$ 51,500,000
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares						228,560		141,482
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests						$ 5,300,000	6,700,000
Algonquin [Member]
Equity [Abstract]
Ownership interest						42.20%
Proportion of voting rights held by non-controlling interests						41.50%
Net proceeds				$ 131,000,000
Dividends paid to non-controlling interests						$ 14,600,000	10,900,000
Public Offering [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares					$ 33
Shares issued (in shares) | shares					5,069,200
Gross proceeds					$ 167,000,000
Net proceeds					$ 161,000,000
Over-Allotment Option [Member]
Equity [Abstract]
Shares issued (in shares) | shares					661,200
Private Placement [Member] | Algonquin [Member]
Equity [Abstract]
Ownership interest				44.20%
Shares issued (in shares) | shares				4,020,860
Gross proceeds				$ 133,000,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares						$ 33.57		$ 38.43
Shares issued (in shares) | shares						3,423,593		1,613,079
Net proceeds						$ 114,000,000		$ 61,000,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering						$ 150,000,000			$ 150,000,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium							$ (200,000,000)